Shareholder Fees {- Fidelity Multi-Asset Index Fund}	Apr. 29, 2022 USD ($)
02.28 Fidelity Multi-Asset Index Fund PRO-12 | Fidelity Multi-Asset Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none